Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segments
Segment reconciliation for the year ended December 31, 2025:

	2025
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	247,516	(5,929)	241,587	217,084	(2,868)	214,216	293,289	(9,373)	283,916
Cost of revenue	(237,537)	6,108	(231,429)	(194,193)	2,323	(191,870)	(258,638)	8,361	(250,277)
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,879)	131	(1,748)	17,098	(686)	16,412	23,278	(1,356)	21,922
Loss from changes in net realizable value of agricultural produce after harvest	7,367	(276)	7,091	(25)	(18)	(43)	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	15,467	34	15,501	39,964	(1,249)	38,715	57,929	(2,368)	55,561
General and administrative expenses	(20,785)	991	(19,794)	(21,198)	892	(20,306)	(14,950)	552	(14,398)
Selling expenses	(19,747)	638	(19,109)	(33,137)	1,130	(32,007)	(35,225)	1,079	(34,146)
Other operating income / (expense), net	12,465	(119)	12,346	5,526	(139)	5,387	(107)	(5)	(112)
Profit / (loss) from Operations	(12,600)	1,544	(11,056)	(8,845)	634	(8,211)	7,647	(742)	6,905

Depreciation and amortization	(5,993)	210	(5,783)	(22,384)	597	(21,787)	(17,957)	562	(17,395)
Net loss from Fair value adjustment of investment property	—	—	—	3,366	(54)	3,312	—	—	—
Insurance recovery / Impairment of assets destroyed by fire	11,353	(58)	11,295	—	—	—	—	—	—

	2025
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,445,904	(18,170)	1,427,734
Cost of revenue	—	—	—	(1,195,299)	16,792	(1,178,507)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	97,521	(1,911)	95,610
Loss from changes in net realizable value of agricultural produce after harvest	—	—	—	6,733	(294)	6,439
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	354,859	(3,583)	351,276
General and administrative expenses	(40,149)	1,443	(38,706)	(126,000)	3,878	(122,122)
Selling expenses	(380)	2	(378)	(163,983)	2,849	(161,134)
Other operating income / (expense), net	(256)	7	(249)	26,541	(256)	26,285
Profit / (loss) from Operations	(40,785)	1,452	(39,333)	91,417	2,888	94,305

Depreciation and amortization	(2,043)	69	(1,974)	(200,009)	1,438	(198,571)
Net loss from Fair value adjustment of investment property	—	—	—	3,366	(54)	3,312
Insurance recovery / impairment of assets destroyed by fire	—	—	—	11,353	(58)	11,295
Segment reconciliation for the year ended December 31, 2024:

	2024
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	236,128	13,068	249,196	248,198	12,242	260,440	284,098	17,219	301,317
Cost of revenue	(213,909)	(12,424)	(226,333)	(208,266)	(10,029)	(218,295)	(241,770)	(13,477)	(255,247)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,347	4,703	33,050	45,780	7,656	53,436	14,539	890	15,429
Gain from changes in net realizable value of agricultural produce after harvest	(19,780)	(2,656)	(22,436)	(6,614)	59	(6,555)	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	30,786	2,691	33,477	79,098	9,928	89,026	56,867	4,632	61,499
General and administrative expenses	(18,622)	(1,517)	(20,139)	(17,025)	(1,255)	(18,280)	(11,769)	(918)	(12,687)
Selling expenses	(17,240)	(1,060)	(18,300)	(30,771)	(1,735)	(32,506)	(27,678)	(1,915)	(29,593)
Other operating income / (expense), net	(5,304)	252	(5,052)	(14,052)	(4,288)	(18,340)	4,084	530	4,614
Profit from Operations	(10,380)	366	(10,014)	17,250	2,650	19,900	21,504	2,329	23,833

Depreciation and amortization	(5,698)	(701)	(6,399)	(14,798)	(1,057)	(15,855)	(12,219)	(1,028)	(13,247)
Net gain from Fair value adjustment of investment property	(588)	(50)	(638)	(18,137)	(4,600)	(22,737)	—	—	—
Impairment of assets destroyed by fire	(14,162)	(97)	(14,259)	—	—	—	—	—	—

	2024
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,476,378	42,529	1,518,907
Cost of revenue	—	—	—	(1,162,785)	(35,930)	(1,198,715)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	129,832	13,249	143,081
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	(25,840)	(2,597)	(28,437)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	417,585	17,251	434,836
General and administrative expenses	(25,452)	(2,143)	(27,595)	(98,047)	(5,833)	(103,880)
Selling expenses	736	(15)	721	(148,757)	(4,725)	(153,482)
Other operating income / (expense), net	294	5	299	8,325	(3,501)	4,824
Profit / (loss) from Operations	(24,422)	(2,153)	(26,575)	179,106	3,192	182,298

Depreciation and amortization	(1,523)	(127)	(1,650)	(223,244)	(2,913)	(226,157)
Net gain from Fair value adjustment of investment property	—	—	—	(18,725)	(4,650)	(23,375)
Impairment of assets destroyed by fire	—	—	—	(14,162)	(97)	(14,259)
Segment reconciliation for the year ended December 31, 2023:

	2023
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	216,912	(50,659)	166,253	256,347	(26,155)	230,192	246,875	(66,756)	180,119
Cost of revenue	(188,954)	45,075	(143,879)	(178,322)	8,064	(170,258)	(209,362)	54,889	(154,473)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	(5,465)	(10,327)	(2,488)	(1,813)	(4,301)	14,086	(6,036)	8,050
Loss from changes in net realizable value of agricultural produce after harvest	2,730	(736)	1,994	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	25,826	(11,785)	14,041	75,537	(19,904)	55,633	51,599	(17,903)	33,696
General and administrative expenses	(14,779)	4,866	(9,913)	(15,709)	4,436	(11,273)	(10,411)	3,456	(6,955)
Selling expenses	(22,450)	6,336	(16,114)	(33,407)	6,958	(26,449)	(25,488)	8,312	(17,176)
Other operating income / (expense), net	20,006	(4,721)	15,285	7,470	(252)	7,218	1,872	(960)	912
Profit from Operations	8,603	(5,304)	3,299	33,891	(8,762)	25,129	17,572	(7,095)	10,477

Depreciation and amortization	(8,330)	2,909	(5,421)	(15,154)	4,342	(10,812)	(10,913)	3,852	(7,061)
Net loss from Fair value adjustment of investment property	10,199	(650)	9,549	1,176	(105)	1,071	—	—	—

	2023
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,442,441	(143,570)	1,298,871
Cost of revenue	—	—	—	(1,081,208)	108,028	(973,180)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	101,172	(13,314)	87,858
Loss from changes in net realizable value of agricultural produce after harvest	—	—	—	2,574	(736)	1,838
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	464,979	(49,592)	415,387
General and administrative expenses	(23,061)	6,473	(16,588)	(89,551)	19,231	(70,320)
Selling expenses	(305)	107	(198)	(150,805)	21,713	(129,092)
Other operating income / (expense), net	(309)	21	(288)	31,502	(5,912)	25,590
Profit / (loss) from Operations	(23,675)	6,601	(17,074)	256,125	(14,560)	241,565

Depreciation and amortization	(1,275)	454	(821)	(211,575)	11,557	(200,018)
Net loss from Fair value adjustment of investment property	—	—	—	11,375	(755)	10,620
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’

Segment analysis for the year ended December 31, 2025:

	Sugar, Ethanol and Energy	Fertilizers	Farming				Corporate	Total
			Crops	Rice	Dairy	Farming subtotal
Revenue	656,868	31,147	247,516	217,084	293,289	757,889	—	1,445,904
Cost of revenue	(482,747)	(22,184)	(237,537)	(194,193)	(258,638)	(690,368)	—	(1,195,299)
Initial recognition and changes in fair value of biological assets and agricultural produce	59,024	—	(1,879)	17,098	23,278	38,497	—	97,521
Changes in net realizable value of agricultural produce after harvest	(609)	—	7,367	(25)	—	7,342	—	6,733
Margin on manufacturing and agricultural activities before operating expenses	232,536	8,963	15,467	39,964	57,929	113,360	—	354,859
General and administrative expenses	(27,152)	(1,766)	(20,785)	(21,198)	(14,950)	(56,933)	(40,149)	(126,000)
Selling expenses	(71,988)	(3,506)	(19,747)	(33,137)	(35,225)	(88,109)	(380)	(163,983)
Other operating income / (expense), net	(*) 9,432	(519)	12,465	5,526	(107)	17,884	(256)	26,541
Profit / (loss) from operations	142,828	3,172	(12,600)	(8,845)	7,647	(13,798)	(40,785)	91,417

Depreciation and amortization	(148,710)	(2,922)	(5,993)	(22,384)	(17,957)	(46,334)	(2,043)	(200,009)
Net loss from Fair value adjustment of investment property	—	—	—	3,366	—	3,366	—	3,366
Insurance recovery / impairment of assets destroyed by fire	—	—	11,353	—	—	11,353	—	11,353

Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	26,822	—	(1,662)	5,629	(21,710)	(17,743)	—	9,079
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	32,202	—	(217)	11,469	44,988	56,240	—	88,442
Changes in net realizable value of agricultural produce after harvest (unrealized)	—	—	876	—	—	876	—	876
Changes in net realizable value of agricultural produce after harvest (realized)	(609)	—	6,491	(25)	—	6,466	—	5,857

Farmlands and farmland improvements, net	88,896	—	433,871	215,469	2,323	651,663	—	740,559
Machinery, equipment and other fixed assets, net	245,119	1,218,881	56,169	77,081	121,361	254,611	—	1,718,611
Bearer plants, net	413,604	—	1,232	—	—	1,232	—	414,836
Work in progress	25,622	83,717	2,001	14,383	10,622	27,006	—	136,345
Right of use assets	352,466	9,208	16,137	10,153	498	26,788	531	388,993
Investment property	—	—	—	24,037	—	24,037	—	24,037
Goodwill	3,969	208,204	9,701	5,896	—	15,597	—	227,770
Biological assets	127,347	—	62,931	83,719	40,747	187,397	—	314,744
Finished goods	61,457	33,416	38,211	18,740	18,421	75,372	—	170,245
Raw materials, stocks held by third parties and others	24,120	5,983	53,465	43,068	9,390	105,923	—	136,026
Total segment assets	1,342,600	1,559,409	673,718	492,546	203,362	1,369,626	531	4,272,166
Borrowings	570,737	305,100	62,311	25,569	117,891	205,771	511,401	1,593,009
Lease liabilities	324,888	9,895	15,406	5,181	531	21,118	701	356,602
Total segment liabilities	895,625	314,995	77,717	30,750	118,422	226,889	512,102	1,949,611

(*) This amount includes US$ 2.2 million related to tax credits resulting from a judicial decision regarding the exclusion of ICMS from the calculation base for PIS and COFINS, as well as US$ 3.9 million related to federal grant credits.
Segment analysis for the year ended December 31, 2024

	Sugar, Ethanol and Energy	Farming				Corporate	Total
		Crops	Rice	Dairy	Farming subtotal
Revenue	707,954	236,128	248,198	284,098	768,424	—	1,476,378
Cost of revenue	(498,840)	(213,909)	(208,266)	(241,770)	(663,945)	—	(1,162,785)
Initial recognition and changes in fair value of biological assets and agricultural produce	41,166	28,347	45,780	14,539	88,666	—	129,832
Changes in net realizable value of agricultural produce after harvest	554	(19,780)	(6,614)	—	(26,394)	—	(25,840)
Margin on manufacturing and agricultural activities before operating expenses	250,834	30,786	79,098	56,867	166,751	—	417,585
General and administrative expenses	(25,179)	(18,622)	(17,025)	(11,769)	(47,416)	(25,452)	(98,047)
Selling expenses	(73,804)	(17,240)	(30,771)	(27,678)	(75,689)	736	(148,757)
Other operating income / (expense), net	(*) 23,303	(5,304)	(14,052)	4,084	(15,272)	294	8,325
Profit / (loss) from operations	175,154	(10,380)	17,250	21,504	28,374	(24,422)	179,106

Depreciation and amortization	(189,006)	(5,698)	(14,798)	(12,219)	(32,715)	(1,523)	(223,244)
Net gain from Fair value adjustment of investment property	—	(588)	(18,137)	—	(18,725)	—	(18,725)
Reverse of revaluation surplus derived from the disposals of assets before taxes	—	9,024	—	—	9,024	—	9,024
Impairment of assets destroyed by fire	—	(14,162)	—	—	(14,162)	—	(14,162)

Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(23,937)	10,197	18,669	(30,487)	(1,621)	—	(25,558)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	65,103	18,150	27,111	45,026	90,287	—	155,390
Changes in net realizable value of agricultural produce after harvest (unrealized)	—	(775)	(6,552)	—	(7,327)	—	(7,327)
Changes in net realizable value of agricultural produce after harvest (realized)	554	(19,005)	(62)	—	(19,067)	—	(18,513)

Farmlands and farmland improvements, net	80,357	432,826	176,516	2,454	611,796	—	692,153
Machinery, equipment and other fixed assets, net	203,679	41,770	112,849	143,640	298,259	—	501,938
Bearer plants, net	326,278	1,292	—	—	1,292	—	327,570
Work in progress	16,175	468	6,276	4,009	10,753	—	26,928
Right of use assets	336,521	20,850	15,234	474	36,558	767	373,846
Investment property	—	28,193	5,349	—	33,542	—	33,542
Goodwill	3,526	10,397	6,319	—	16,716	—	20,242
Biological assets	69,620	79,363	102,098	42,864	224,325	—	293,945
Finished goods	94,633	40,345	32,623	20,553	93,521	—	188,154
Raw materials, stocks held by third parties and others	21,865	44,809	18,446	16,390	79,645	—	101,510
Total segment assets	1,152,654	700,313	475,710	230,384	1,406,407	767	2,559,828
Borrowings	532,230	36,573	15,270	69,199	121,042	126,284	779,556
Lease liabilities	310,769	17,385	12,549	538	30,472	789	342,030
Total segment liabilities	842,999	53,958	27,819	69,737	151,514	127,073	1,121,586
(*) This amount includes US$ 11.3 million related to tax credits resulting from a judicial decision regarding the exclusion of ICMS from the calculation base for PIS and COFINS, as well as US$ 8.1 million related to federal grant credits.
Segment analysis for the year ended December 31, 2023

	Sugar, Ethanol and Energy	Farming				Corporate	Total
		Crops	Rice	Dairy	Farming subtotal
Revenue	722,307	216,912	256,347	246,875	720,134	—	1,442,441
Cost of revenue	(504,570)	(188,954)	(178,322)	(209,362)	(576,638)	—	(1,081,208)
Initial recognition and changes in fair value of biological assets and agricultural produce	94,436	(4,862)	(2,488)	14,086	6,736	—	101,172
Changes in net realizable value of agricultural produce after harvest	(156)	2,730	—	—	2,730	—	2,574
Margin on manufacturing and agricultural activities before operating expenses	312,017	25,826	75,537	51,599	152,962	—	464,979
General and administrative expenses	(25,591)	(14,779)	(15,709)	(10,411)	(40,899)	(23,061)	(89,551)
Selling expenses	(69,155)	(22,450)	(33,407)	(25,488)	(81,345)	(305)	(150,805)
Other operating income / (expense), net	2,463	20,006	7,470	1,872	29,348	(309)	31,502
Profit / (loss) from operations	219,734	8,603	33,891	17,572	60,066	(23,675)	256,125

Depreciation and amortization	(175,903)	(8,330)	(15,154)	(10,913)	(34,397)	(1,275)	(211,575)
Net loss from Fair value adjustment of investment property	—	10,199	1,176	—	11,375	—	11,375
Reverse of revaluation surplus derived from the disposals of assets before taxes	—	20,245	—	—	20,245	—	20,245
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(15,393)	4,171	(1,002)	(12,655)	(9,486)	—	(24,879)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	109,829	(9,033)	(1,486)	26,741	16,222	—	126,051
Changes in net realizable value of agricultural produce after harvest (unrealized)	—	2,599	—	—	2,599	—	2,599
Changes in net realizable value of agricultural produce after harvest (realized)	(156)	131	—	—	131	—	(25)

Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2025	2024
Total reportable assets as per segment information	4,272,166	2,559,828
Intangible assets (excluding goodwill)	26,105	16,989
Deferred income tax assets	23,722	15,507
Trade and other receivables	447,239	251,866
Other assets	3,459	3,761
Derivative financial instruments	3,131	9,596
Short-term investment	89,826	46,097
Cash and cash equivalents	383,150	211,244
Total assets as per the statement of financial position	5,248,798	3,114,888

	2025	2024
Total reportable liabilities as per segment information	1,949,611	1,121,586
Trade and other payables	673,860	207,674
Deferred income tax liabilities	728,634	330,336
Payroll and social liabilities	39,349	34,189
Provisions for other liabilities	27,738	3,752
Current income tax liabilities	31,921	3,471
Derivative financial instruments	5,394	5,779
Total liabilities as per the statement of financial position	3,456,507	1,706,787

Schedule of Geographical Areas
As of and for the year ended December 31, 2025:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	2,219,285	773,241	17,825	—	3,010,351
Investment property	24,037	—	—	—	24,037
Goodwill	223,801	3,969	—	—	227,770
Non-current portion of biological assets	40,488	—	—	—	40,488

Revenue	488,950	516,141	432,894	7,919	1,445,904
Initial recognition and changes in fair value of biological assets and agricultural produce	36,995	59,024	1,502	—	97,521
Changes in net realizable value of agricultural produce after harvest	7,631	(609)	(289)	—	6,733

As of and for the year ended December 31, 2024:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	904,340	626,606	17,643	—	1,548,589
Investment property	33,542	—	—	—	33,542
Goodwill	16,716	3,526	—	—	20,242
Non-current portion of biological assets	43,418	—	—	—	43,418

Revenue	480,662	435,719	551,179	8,818	1,476,378
Initial recognition and changes in fair value of biological assets and agricultural produce	83,400	41,166	5,266	—	129,832
Changes in net realizable value of agricultural produce after harvest	(22,045)	554	(4,349)	—	(25,840)
As of and for the year ended December 31, 2023:

	Argentina	Brazil	Uruguay	Chile	Total
Revenue	402,205	401,051	632,165	7,020	1,442,441
Initial recognition and changes in fair value of biological assets and agricultural produce	6,469	94,436	267	—	101,172
Changes in net realizable value of agricultural produce after harvest	3,341	(156)	(611)	—	2,574